First Trust Indxx Aerospace and Defense ETF Expense Example, No Redemption - First Trust Indxx Aerospace and Defense ETF - First Trust Indxx Aerospace and Defense ETF	Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 61
Expense Example, No Redemption, 3 Years	192
Expense Example, No Redemption, 5 Years	335
Expense Example, No Redemption, 10 Years	$ 750